AMOUNTS DUE TO RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Amounts Due To Related Parties
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Due to related parties
- Yin Zhan Holdings Pte Ltd(1)	573	582
Due to directors	14,287	14,517

	14,860	15,099

The entities are related parties of the Company as follows:

(1)	Mr. Eng Hock Lim is the director and the shareholder, and he holds 51% in Yin Zhan Holding Pte Ltd.

Amounts due to related parties consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Due to related parties
- P4 Engineering Industrial Pte Ltd(1)	-	907
- Yin Zhan Holdings Pte Ltd(2)	582	510
Due to directors	14,517	15,750

	15,099	17,167

The entities are related parties of the Company as follows:

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.